Allowance for expected credit losses - Schedule of adjustments to impairment allowances (Details) - GBP (£) £ in Millions	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Schedule of Allowance Account for Credit Losses of Financial Assets [Line Items]
Allowance for expected credit losses	£ (584,365)	£ (578,584)
Retail – UK mortgages
Schedule of Allowance Account for Credit Losses of Financial Assets [Line Items]
Allowance for expected credit losses	(312,280)	(306,215)
Accumulated impairment
Schedule of Allowance Account for Credit Losses of Financial Assets [Line Items]
Allowance for expected credit losses	3,453	4,021
Accumulated impairment | Modelled ECL £m
Schedule of Allowance Account for Credit Losses of Financial Assets [Line Items]
Allowance for expected credit losses	3,139	3,652
Accumulated impairment | Individually assessed £m
Schedule of Allowance Account for Credit Losses of Financial Assets [Line Items]
Allowance for expected credit losses	354	340
Accumulated impairment | Inflationary and interest rate risk £m
Schedule of Allowance Account for Credit Losses of Financial Assets [Line Items]
Allowance for expected credit losses	0	185
Accumulated impairment | Other £m
Schedule of Allowance Account for Credit Losses of Financial Assets [Line Items]
Allowance for expected credit losses	(40)	(156)
Accumulated impairment | Total ECL £m
Schedule of Allowance Account for Credit Losses of Financial Assets [Line Items]
Allowance for expected credit losses	3,453	4,021
Accumulated impairment | Retail – UK mortgages
Schedule of Allowance Account for Credit Losses of Financial Assets [Line Items]
Allowance for expected credit losses	848	1,105	£ 1,207
Accumulated impairment | Retail – UK mortgages | Modelled ECL £m
Schedule of Allowance Account for Credit Losses of Financial Assets [Line Items]
Allowance for expected credit losses	720	991
Accumulated impairment | Retail – UK mortgages | Individually assessed £m
Schedule of Allowance Account for Credit Losses of Financial Assets [Line Items]
Allowance for expected credit losses	0	0
Accumulated impairment | Retail – UK mortgages | Inflationary and interest rate risk £m
Schedule of Allowance Account for Credit Losses of Financial Assets [Line Items]
Allowance for expected credit losses	0	61
Accumulated impairment | Retail – UK mortgages | Other £m
Schedule of Allowance Account for Credit Losses of Financial Assets [Line Items]
Allowance for expected credit losses	132	63
Accumulated impairment | Retail – UK mortgages | Total ECL £m
Schedule of Allowance Account for Credit Losses of Financial Assets [Line Items]
Allowance for expected credit losses	852	1,115
Accumulated impairment | Retail – credit cards
Schedule of Allowance Account for Credit Losses of Financial Assets [Line Items]
Allowance for expected credit losses	579	699
Accumulated impairment | Retail – credit cards | Modelled ECL £m
Schedule of Allowance Account for Credit Losses of Financial Assets [Line Items]
Allowance for expected credit losses	681	703
Accumulated impairment | Retail – credit cards | Individually assessed £m
Schedule of Allowance Account for Credit Losses of Financial Assets [Line Items]
Allowance for expected credit losses	0	0
Accumulated impairment | Retail – credit cards | Inflationary and interest rate risk £m
Schedule of Allowance Account for Credit Losses of Financial Assets [Line Items]
Allowance for expected credit losses	0	92
Accumulated impairment | Retail – credit cards | Other £m
Schedule of Allowance Account for Credit Losses of Financial Assets [Line Items]
Allowance for expected credit losses	(7)	15
Accumulated impairment | Retail – credit cards | Total ECL £m
Schedule of Allowance Account for Credit Losses of Financial Assets [Line Items]
Allowance for expected credit losses	674	810
Accumulated impairment | Other Retail | Modelled ECL £m
Schedule of Allowance Account for Credit Losses of Financial Assets [Line Items]
Allowance for expected credit losses	860	867
Accumulated impairment | Other Retail | Individually assessed £m
Schedule of Allowance Account for Credit Losses of Financial Assets [Line Items]
Allowance for expected credit losses	0	0
Accumulated impairment | Other Retail | Inflationary and interest rate risk £m
Schedule of Allowance Account for Credit Losses of Financial Assets [Line Items]
Allowance for expected credit losses	0	32
Accumulated impairment | Other Retail | Other £m
Schedule of Allowance Account for Credit Losses of Financial Assets [Line Items]
Allowance for expected credit losses	90	46
Accumulated impairment | Other Retail | Total ECL £m
Schedule of Allowance Account for Credit Losses of Financial Assets [Line Items]
Allowance for expected credit losses	950	945
Accumulated impairment | Commercial Banking
Schedule of Allowance Account for Credit Losses of Financial Assets [Line Items]
Allowance for expected credit losses	874	1,002
Accumulated impairment | Commercial Banking | Modelled ECL £m
Schedule of Allowance Account for Credit Losses of Financial Assets [Line Items]
Allowance for expected credit losses	877	1,090
Accumulated impairment | Commercial Banking | Individually assessed £m
Schedule of Allowance Account for Credit Losses of Financial Assets [Line Items]
Allowance for expected credit losses	354	340
Accumulated impairment | Commercial Banking | Inflationary and interest rate risk £m
Schedule of Allowance Account for Credit Losses of Financial Assets [Line Items]
Allowance for expected credit losses	0	0
Accumulated impairment | Commercial Banking | Other £m
Schedule of Allowance Account for Credit Losses of Financial Assets [Line Items]
Allowance for expected credit losses	(255)	(280)
Accumulated impairment | Commercial Banking | Total ECL £m
Schedule of Allowance Account for Credit Losses of Financial Assets [Line Items]
Allowance for expected credit losses	976	1,150
Accumulated impairment | Other
Schedule of Allowance Account for Credit Losses of Financial Assets [Line Items]
Allowance for expected credit losses	0	0
Accumulated impairment | Other | Modelled ECL £m
Schedule of Allowance Account for Credit Losses of Financial Assets [Line Items]
Allowance for expected credit losses	1	1
Accumulated impairment | Other | Individually assessed £m
Schedule of Allowance Account for Credit Losses of Financial Assets [Line Items]
Allowance for expected credit losses	0	0
Accumulated impairment | Other | Inflationary and interest rate risk £m
Schedule of Allowance Account for Credit Losses of Financial Assets [Line Items]
Allowance for expected credit losses	0	0
Accumulated impairment | Other | Other £m
Schedule of Allowance Account for Credit Losses of Financial Assets [Line Items]
Allowance for expected credit losses	0	0
Accumulated impairment | Other | Total ECL £m
Schedule of Allowance Account for Credit Losses of Financial Assets [Line Items]
Allowance for expected credit losses	£ 1	£ 1